Judicial deposits (Details Narrative) - BRL (R$) R$ in Thousands		12 Months Ended
	Oct. 04, 2023	Dec. 31, 2023	Dec. 31, 2022	Oct. 19, 2022
IfrsStatementLineItems [Line Items]
Deposited amount				R$ 670,000
Legal deposits	R$ 317,000
Legal deposits		R$ 220,842
Judicial Deposits For Civil [Member]
IfrsStatementLineItems [Line Items]
Court deposit		83,438	R$ 77,854
Judicial Deposits For Tax [Member] | Legal Discussions One [Member]
IfrsStatementLineItems [Line Items]
Court deposit		38,650	36,417
Judicial Deposits For Tax [Member] | Legal Discussions Two [Member]
IfrsStatementLineItems [Line Items]
Court deposit		5,668	5,295
Judicial Deposits For Tax [Member] | Legal Discussions Three [Member]
IfrsStatementLineItems [Line Items]
Court deposit		24,048	22,178
Judicial Deposits For Tax [Member] | Legal Discussions Four [Member]
IfrsStatementLineItems [Line Items]
Court deposit		12,177	11,557
Judicial Deposits For Tax [Member] | Legal Discussions Five [Member]
IfrsStatementLineItems [Line Items]
Court deposit		12,191	8,651
Judicial Deposits For Tax [Member] | Legal Discussions Six [Member]
IfrsStatementLineItems [Line Items]
Court deposit		3,775	3,623
Judicial Deposits For Tax [Member] | Legal Discussions Seven [Member]
IfrsStatementLineItems [Line Items]
Court deposit		3,960	3,766
Judicial Deposits For Tax [Member] | Legal Discussions Eight [Member]
IfrsStatementLineItems [Line Items]
Court deposit		67,911	63,967
Judicial Deposits For Tax [Member] | Legal Discussions Nine [Member]
IfrsStatementLineItems [Line Items]
Court deposit		26,213	7,691
Judicial Deposits For Tax [Member] | Legal Discussions Ten [Member]
IfrsStatementLineItems [Line Items]
Court deposit		R$ 15,759	R$ 11,524